Liabilities (Tables)	12 Months Ended
Jun. 30, 2013
Liabilities [Abstract]
Other current liabilities	Other current liabilities consisted of the following at June 30:
	2013	2012
Accrued warranty reserves	$489,000	$547,000
Other accrued liabilities	699,000	681,000
	$1,188,000	$1,228,000